CORPORATE INCOME TAX - Tax loss carried forward (Details) - 12 months ended Dec. 31, 2024 ₫ in Billions	USD ($)	VND (₫)	USD ($)
Tax loss carried forward
Expiration period of operating loss carryforwards	5 years
Tax loss amount		₫ 89,765.2	$ 3,688,700,000
Deferred tax assets recognized | $	$ 0
VinFast Trading and Production JSC
Tax loss carried forward
Tax loss amount		67,893.0
Operating Loss Carryforwards, Forfeited Amount		10,146.0
Subsidiaries other than Vietnam
Tax loss carried forward
Tax loss amount		₫ 21,871.9	$ 898,800,000